Trade receivable from and payable to related parties - Transactions with related entities that affected results (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Reimbursement of expenses	$ 98	$ 17	$ 344
Supplies	588	360	0
Total revenues	686	377	344
Expenses
Information technology services	59,640	26,548	25,055
Commissions	8,171	9,782	11,347
Management fee	2,891	3,227	3,098
Stock-based compensation (a)	2,552	2,166	2,776
Supplies	6	67	6
Total expenses	73,260	41,790	42,282
Others
Information systems	170	1,330
Low-value equipment		30
Total others	170	1,360
Deployment of new enterprise resource management	27,400
Amounts of related payments/settlements	2,200	2,200	$ 2,100
Other capital contributions	$ 400	$ 100